SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Contract balances, Segment reporting (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥) segment	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Contract balances
Contract assets | $				$ 0	$ 0
Contract liabilities	¥ 5,091	$ 788	¥ 3,682
Segment reporting
Number of reportable segment	1
Number of operating segment	1